Retirement Plans - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Employer matching contribution, annual vesting percentage	25.00%
Defined benefit vesting period	4 years
Contribution expense	$ 2.6	$ 1.9	$ 1.3
Foreign Subsidiaries
Contribution expense	$ 0.7	$ 0.5	$ 0.3
Maximum
Employer matching contribution, percent of employees' gross pay	75.00%